Expense Example - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381